UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Fox Point Capital Management LLC

Address:  101 Park Avenue, 21st Floor
          New York, New York 10178

13F File Number: 28-12128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott Schweitzer
Title:    Chief Financial Officer
Phone:    (212) 984-2373


Signature, Place and Date of Signing:


/s/ Scott Schweitzer             New York, New York         May 15, 2008
--------------------------     ----------------------    ----------------------
     [Signature]                    [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    48

Form 13F Information Table Value Total:    $768,593
                                         (thousands)


List of Other Included Managers:  None


                                                     FORM 13F INFORMATION TABLE
                                                  Fox Point Capital Management LLC
                                                           March 31, 2008

                               TITLE OF                      VALUE     SHRS OR   SH/ PUT/   INVSMT  OTHR       VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP       (X$1000)   PRN AMT   PRN CALL   DSCRTN  MGRS   SOLE       SHARED   NONE

ABERCROMBIE & FITCH CO         CL A             002896207   10,971       150,000 SH         SOLE             150,000
AMBAC FINL GROUP INC           COM              023139108    2,875       500,000 SH         SOLE             500,000
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   31,845       500,000 SH         SOLE             500,000
ARTHROCARE CORP                COM              043136100    2,501        75,000 SH         SOLE              75,000
BANKRATE INC                   COM              06646V108    1,247        25,000 SH         SOLE              25,000
BERKSHIRE HATHAWAY INC DEL     CL A             084670108   26,680           200 SH         SOLE                 200
CENTRAL EUROPEAN DIST CORP     COM              153435102   11,638       200,000 SH         SOLE             200,000
CONTINENTAL RESOURCES INC      COM              212015101   23,120       725,000 SH         SOLE             725,000
CORNING INC                    COM              219350105   12,020       500,000 SH         SOLE             500,000
COVANCE INC                    COM              222816100    2,074        25,000 SH         SOLE              25,000
CREE INC                       COM              225447101    1,398        50,000 SH         SOLE              50,000
CROCS INC                      COM              227046109    8,735       500,000 SH         SOLE             500,000
DECKERS OUTDOOR CORP           COM              243537107   10,782       100,000 SH         SOLE             100,000
DENBURY RES INC                COM NEW          247916208   21,413       750,000 SH         SOLE             750,000
DRYSHIPS INC                   SHS              Y2109Q101    5,991       100,000 SH         SOLE             100,000
ECHOSTAR CORP                  CL A             278768106    1,329        45,000 SH         SOLE              45,000
FLIR SYS INC                   COM              302445101   37,613     1,250,000 SH         SOLE           1,250,000
GENENTECH INC                  COM NEW          368710406   20,295       250,000 SH         SOLE             250,000
IHOP CORP                      COM              449623107    2,156        45,000 SH         SOLE              45,000
IHS INC                        CL A             451734107   32,155       500,000 SH         SOLE             500,000
INDYMAC BANCORP INC            COM              456607100    2,480       500,000 SH         SOLE             500,000
INTERACTIVE BROKERS GROUP IN   COM              45841N107    6,418       250,000 SH         SOLE             250,000
ISHARES TR                     MSCI EMERG MKT   464287234    1,431         2,500 SH  PUT    SOLE               2,500
ISHARES TR                     RUSSELL 2000     464287655    1,707         6,000 SH  PUT    SOLE               6,000
J CREW GROUP INC               COM              46612H402   13,251       300,000 SH         SOLE             300,000
LDK SOLAR CO LTD               SPONSORED ADR    50183L107    1,350        50,000 SH         SOLE              50,000
LIFE TIME FITNESS INC          COM              53217R207    7,803       250,000 SH         SOLE             250,000
LULULEMON ATHLETICA INC        COM              550021109    8,387       295,000 SH         SOLE             295,000
MASTERCARD INC                 CL A             57636Q104   55,748       250,000 SH         SOLE             250,000
MCCLATCHY CO                   CL A             579489105    1,605       150,000 SH         SOLE             150,000
MONSANTO CO NEW                COM              61166W101   50,175       450,000 SH         SOLE             450,000
NVR INC                        COM              62944T105   14,938        25,000 SH         SOLE              25,000
NIKE INC                       CL B             654106103   51,000       750,000 SH         SOLE             750,000
NUTRI SYS INC NEW              COM              67069D108   11,303       750,000 SH         SOLE             750,000
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      850        50,000 SH  PUT    SOLE              50,000
QUALCOMM INC                   COM              747525103   20,500       500,000 SH         SOLE             500,000
REDWOOD TR INC                 COM              758075402      909        25,000 SH         SOLE              25,000
RESEARCH IN MOTION LTD         COM              760975102   56,115       500,000 SH         SOLE             500,000
SANDRIDGE ENERGY INC           COM              80007P307   19,575       500,000 SH         SOLE             500,000
SEARS HLDGS CORP               COM              812350106    7,657        75,000 SH         SOLE              75,000
SOLARFUN POWER HOLDINGS CO L   SPONSORED ADR    83415U108    3,015       250,000 SH         SOLE             250,000
SOUTHWESTERN ENERGY CO         COM              845467109    8,423       250,000 SH         SOLE             250,000
TEMPUR PEDIC INTL INC          COM              88023U101      825        75,000 SH         SOLE              75,000
US BANCORP DEL                 COM NEW          902973304   32,360     1,000,000 SH         SOLE           1,000,000
ULTRA PETROLEUM CORP           COM              903914109   58,125       750,000 SH         SOLE             750,000
UNDER ARMOUR INC               CL A             904311107   23,790       650,000 SH         SOLE             650,000
URBAN OUTFITTERS INC           COM              917047102   15,675       500,000 SH         SOLE             500,000
WAL MART STORES INC            COM              931142103   26,340       500,000 SH         SOLE             500,000

SK 26105 0001 881689